Application of New Standards, Amendments and Interpretations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Cumulative Effects of Applying New Standards	The cumulative effects of applying the new standards as of January 1, 2018 are summarized below:

	Book value	Adjustment for	Adjusted amount
	under previous	initial application	after IFRS 15
	revenue standard	of IFRS	adoption
	NT$000	NT$000	NT$000
Affected items
January 1, 2018
Contract liabilities	$—	$7,941	$7,941
Total affected liabilities	—	7,941	7,941
Accumulated deficit	(874,086)	(7,941)	(882,027)
Total affected equity	(874,086)	(7,941)	(882,027)
Total affected liabilities and equity	($874,086)	$—	($874,086)

	Book value	Adjustment for	Adjusted amount
	under previous	initial application	after IFRS 15
	revenue standard	of IFRS	adoption
	US$000	US$000	US$000
Affected items
January 1, 2018
Contract liabilities	$—	$259	$259
Total affected liabilities	—	259	259
Accumulated deficit	(28,556)	(259)	(28,815)
Total affected equity	(28,556)	(259)	(28,815)
Total affected liabilities and equity	($28,556)	$—	($28,556)

Summary of Effective Dates for Amendments with Significant Impact on Group

In addition, the following new and amended standards have been issued but not effective, which are not expected to have a significant impact on the Group’s financial condition and financial performance based on the Group’s assessment.

New Standards, Interpretations and Amendments	Effective Date by International Accounting Standards Board (“IASB”)
Amendments to IFRS 9, ‘Prepayment Features with Negative Compensation and Modifications of Financial Liabilities’	January 1, 2019
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
IFRS 17, ‘Insurance Contracts’	January 1, 2021
Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement’	January 1, 2019
Amendments to IAS 28, ‘Long-term Interests in Associates and Joint Ventures’	January 1, 2019
IFRIC 23, ‘Uncertainty over Income Tax Treatments’	January 1, 2019
Annual improvements 2015–2017 cycle	January 1, 2019
Amendments to IFRS 3, ‘Definition of a business’	January 1, 2020
Amendment to IAS 1 and IAS 8, ‘Disclosure Initiative-Definition of Material’	January 1, 2020